Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JPMorgan Trust IV
Entity Central Index Key	0001659326
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000166084 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Ultra-Short Municipal Fund
Class Name	Class A Shares
Trading Symbol	USMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Ultra-Short Municipal Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Ultra-Short Municipal Fund (Class A Shares)	$45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Ultra-Short Municipal Fund's Class A Shares, without a sales charge, returned 3.25% for the year ended February 28, 2025. The Bloomberg US Municipal Index returned 2.96% and the Bloomberg 1-Year Municipal Bond Index (the "Index") returned 3.56% for the year ended February 28, 2025.
  The overweight in the zero to one-year effective duration bucket positively impacted performance in the Fund, as this category outperformed throughout the year.
  The Fund’s underweight to AA-rated bonds added to performance, as they underperformed on the year. Additionally, being underweight the underperforming prerefunded sector positively contributed to performance in the Fund.
  The two- to five-year effective duration underperformed for the period; the Fund’s overweight to this bucket took from performance.
  The Fund’s underweight to A-rated bonds detracted from performance, as they outperformed on the year.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Ultra-Short Municipal Fund (Class A Shares)*	May 31, 2016	3.25%	1.25%	1.18%
Bloomberg US Municipal Index		2.96	0.67	2.06
Bloomberg 1-Year Municipal Bond Index		3.56	1.47	1.47
*
Performance of Class A Shares reflects no initial sales charge. Prior to September 15, 2020, the maximum initial sales charge applicable to Class A Shares was 2.25%, which is not reflected in the performance shown in the table above.

Performance Inception Date	May 31, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Material Change Date	May 13, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,181,573,000
Holdings Count | Holding	1,310
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,181,573
Total number of portfolio holdings	1,310
Portfolio turnover rate	70%
Total advisory fees paid (000's)	$0

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective May 13, 2024, the Fund updated its main investment strategies to allow it to invest up to 25% of its Assets in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals.
Effective April 16, 2025 the Fund’s adviser and/or its affiliates contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.38% of the average daily net assets of Fund’s Class A Shares.
Effective April 22, 2025, the Fund’s Class A Shares are offered on a limited basis. Investors are not eligible to purchase shares of the Fund’s Class A Shares unless they meet certain requirements as described in the Fund’s prospectus.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective April 16, 2025 the Fund’s adviser and/or its affiliates contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.38% of the average daily net assets of Fund’s Class A Shares.

Material Fund Change Strategies [Text Block]
Effective May 13, 2024, the Fund updated its main investment strategies to allow it to invest up to 25% of its Assets in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000166085 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Ultra-Short Municipal Fund
Class Name	Class I Shares
Trading Symbol	USMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Ultra-Short Municipal Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Ultra-Short Municipal Fund (Class I Shares)	$24	0.24%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Ultra-Short Municipal Fund's Class I Shares returned 3.46% for the year ended February 28, 2025. The Bloomberg US Municipal Index returned 2.96% and the Bloomberg 1-Year Municipal Bond Index (the "Index") returned 3.56% for the year ended February 28, 2025.
  The overweight in the zero to one-year effective duration bucket positively impacted performance in the Fund, as this category outperformed throughout the year.
  The Fund’s underweight to AA-rated bonds added to performance, as they underperformed on the year. Additionally, being underweight the underperforming prerefunded sector positively contributed to performance in the Fund.
  The two- to five-year effective duration underperformed for the period; the Fund’s overweight to this bucket took from performance.
  The Fund’s underweight to A-rated bonds detracted from performance, as they outperformed on the year.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Ultra-Short Municipal Fund (Class I Shares)	May 31, 2016	3.46%	1.46%	1.39%
Bloomberg US Municipal Index		2.96	0.67	2.06
Bloomberg 1-Year Municipal Bond Index		3.56	1.47	1.47

Performance Inception Date	May 31, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Material Change Date	May 13, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,181,573,000
Holdings Count | Holding	1,310
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,181,573
Total number of portfolio holdings	1,310
Portfolio turnover rate	70%
Total advisory fees paid (000's)	$0

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective May 13, 2024, the Fund updated its main investment strategies to allow it to invest up to 25% of its Assets in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals.
Effective April 16, 2025 the Ultra-Short Municipal Fund’s adviser and/or its affiliates  contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed  0.18% of the average daily net assets of the Fund’s Class I Shares.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective April 16, 2025 the Ultra-Short Municipal Fund’s adviser and/or its affiliates  contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed  0.18% of the average daily net assets of the Fund’s Class I Shares.

Material Fund Change Strategies [Text Block]
Effective May 13, 2024, the Fund updated its main investment strategies to allow it to invest up to 25% of its Assets in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000198351 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Institutional Tax Free Money Market Fund
Class Name	Agency Shares
Trading Symbol	JOAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Institutional Tax Free Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Institutional Tax Free Money Market Fund (Agency Shares)	$26	0.26%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.26%
Net Assets	$ 1,976,007,000
Holdings Count | Holding	264
Advisory Fees Paid, Amount	$ 1,359,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,976,007
Total number of portfolio holdings	264
Total advisory fees paid (000's)	$1,359

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	100.0

Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective September 3, 2024, the Fund adopted a non-fundamental policy to ordinarily invest, under normal circumstances, 100% of its total assets in weekly liquid assets (as defined under Rule 2a-7 of the investment company act of 1940, as amended). The maturity restrictions applicable to weekly liquid assets may reduce the Fund’s yield and performance.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-766-7722.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-766-7722.

Updated Prospectus Phone Number	1-800-766-7722
Updated Prospectus Web Address	www.jpmorganfunds/com/funddocuments
C000198352 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Institutional Tax Free Money Market Fund
Class Name	Capital Shares
Trading Symbol	JOCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Institutional Tax Free Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Institutional Tax Free Money Market Fund (Capital Shares)	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Net Assets	$ 1,976,007,000
Holdings Count | Holding	264
Advisory Fees Paid, Amount	$ 1,359,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,976,007
Total number of portfolio holdings	264
Total advisory fees paid (000's)	$1,359

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	100.0

Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective September 3, 2024, the Fund adopted a non-fundamental policy to ordinarily invest, under normal circumstances, 100% of its total assets in weekly liquid assets (as defined under Rule 2a-7 of the investment company act of 1940, as amended). The maturity restrictions applicable to weekly liquid assets may reduce the Fund’s yield and performance.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-766-7722.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-766-7722.

Updated Prospectus Phone Number	1-800-766-7722
Updated Prospectus Web Address	www.jpmorganfunds/com/funddocuments
C000198353 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Institutional Tax Free Money Market Fund
Class Name	IM Shares
Trading Symbol	JOIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Institutional Tax Free Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/jpmfpages/imshares. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/jpmfpages/imshares
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Institutional Tax Free Money Market Fund (IM Shares)	$14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Net Assets	$ 1,976,007,000
Holdings Count | Holding	264
Advisory Fees Paid, Amount	$ 1,359,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,976,007
Total number of portfolio holdings	264
Total advisory fees paid (000's)	$1,359

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	100.0

Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective September 3, 2024, the Fund adopted a non-fundamental policy to ordinarily invest, under normal circumstances, 100% of its total assets in weekly liquid assets (as defined under Rule 2a-7 of the investment company act of 1940, as amended). The maturity restrictions applicable to weekly liquid assets may reduce the Fund’s yield and performance.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/jpmfpages/imshares or upon request at 1-800-766-7722.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/jpmfpages/imshares or upon request at 1-800-766-7722.

Updated Prospectus Phone Number	1-800-766-7722
Updated Prospectus Web Address	www.jpmorganfunds.com/jpmfpages/imshares
C000198354 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Institutional Tax Free Money Market Fund
Class Name	Institutional Class Shares
Trading Symbol	JOFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Institutional Tax Free Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Institutional Tax Free Money Market Fund (Institutional Class Shares)	$21	0.21%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.21%
Net Assets	$ 1,976,007,000
Holdings Count | Holding	264
Advisory Fees Paid, Amount	$ 1,359,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,976,007
Total number of portfolio holdings	264
Total advisory fees paid (000's)	$1,359

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	100.0

Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective September 3, 2024, the Fund adopted a non-fundamental policy to ordinarily invest, under normal circumstances, 100% of its total assets in weekly liquid assets (as defined under Rule 2a-7 of the investment company act of 1940, as amended). The maturity restrictions applicable to weekly liquid assets may reduce the Fund’s yield and performance.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-766-7722.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-766-7722.

Updated Prospectus Phone Number	1-800-766-7722
Updated Prospectus Web Address	www.jpmorganfunds/com/funddocuments
C000204674 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Securities Lending Money Market Fund
Class Name	Agency SL Shares
Trading Symbol	VSLXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Securities Lending Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Securities Lending Money Market Fund (Agency SL Shares)	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Material Change Date	Sep. 03, 2024
Net Assets	$ 1,355,100,000
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 342,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,355,100
Total number of portfolio holdings	38
Total advisory fees paid (000's)	$342

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	91.4
8–30 calendar days	1.5
31–60 calendar days	2.9
61–90 calendar days	1.4
91–180 calendar days	2.2
181+ calendar days	0.6

Material Fund Change [Text Block]
Material changes to the Fund during the period
Prior to September 3, 2024, the Fund was an institutional prime money market fund that invested in high quality, short-term money market instruments which are issued and payable in U.S. dollars and principally invested in high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations, debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or Government-Sponsored Enterprises (GSEs), asset-backed securities, repurchase agreements, and taxable municipal obligations. The Fund had calculated its net asset value to four decimals (e.g., $1.0000) using market-based pricing and operated with a floating net asset value (NAV).
Effective September 3, 2024, the Fund converted to a “government money market fund” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended. As a result, the Fund made certain changes to its investment policy, investment strategies and related risks, including the adoption of a new investment policy to invest at least 99.5% of its total assets in cash, government securities and/or repurchase agreements that are “collateralized fully” by cash or government securities.
Under this new investment strategy, the Fund, under normal conditions, invests its assets exclusively in debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities or GSEs, and repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities. The Fund now seeks to maintain a constant NAV of $1.00 per share.
In connection with the changes to the investment policy and investment strategies, effective September 3, 2024, the Fund is no longer subject to the following Main Investment Risks: (i) Municipal Obligations Risk; (ii) Concentration Risk; (iii) Foreign Securities Risk; (iv) Industry and Sector Focus Risk; and (v) Privately Placed Securities Risk. The Fund is also now subject to the following Main Investment Risk: Net Asset Value Risk.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-766-7722.

Material Fund Change Strategies [Text Block]
Effective September 3, 2024, the Fund converted to a “government money market fund” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended. As a result, the Fund made certain changes to its investment policy, investment strategies and related risks, including the adoption of a new investment policy to invest at least 99.5% of its total assets in cash, government securities and/or repurchase agreements that are “collateralized fully” by cash or government securities.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-766-7722.

Updated Prospectus Phone Number	1-800-766-7722
Updated Prospectus Web Address	www.jpmorganfunds/com/funddocuments